MORTGAGE-BACKED SECURITIES (Schedule of Mortgage-Backed Securities by Contractual Maturity) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Amortized cost
Due in one year or less	$ 1,561
Due after five through ten years	1,645
Due after ten years
Total	6,181	$ 8,678
Fair value
Due in one year or less	1,573
Due after one through five years	2,930
Due after five through ten years	1,622
Due after ten years
Total	$ 6,125	8,815
HELD TO MATURITY, Weighted average yield
Due in one year or less	4.85%
Collateralized Mortgage Obligations [Member]
Amortized cost
Due in one year or less
Due after one through five years	14
Due after five through ten years	182
Due after ten years	115,661
Total	115,857	129,321
Fair value
Due in one year or less
Due after one through five years	14
Due after five through ten years	182
Due after ten years	116,648
Total	$ 116,844	$ 130,181
HELD TO MATURITY, Weighted average yield
Due in one year or less
Due after one through five years	3.22%
Due after five through ten years	3.31%
Due after ten years	3.05%
Total	3.05%